UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 108.7%
Corporate – 2.8%
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/28	$930	$990,459
Terminal One Group Association Project, 5.50%, 1/01/24(a)	1,500	1,651,830
New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	3,400	4,030,768
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC),
4.70%, 2/01/24	4,750	5,131,615
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT,
5.25%, 6/01/27	4,625	4,641,465

		16,446,137

County/City/Special District/School District – 31.0%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A,
5.38%, 10/01/41	1,040	1,193,192
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,237,761
Sub-Series A-1, 4.00%, 10/01/34	990	1,048,578
Sub-Series A-1, 5.00%, 10/01/34	1,845	2,154,868
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,664,958
City of New York, New York, GO, Refunding:
Series E, 5.00%, 8/01/27	1,070	1,287,039
Series H, 5.00%, 8/01/31	1,500	1,781,970
Series I, 5.00%, 8/01/32	490	574,697
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,390,527
5.00%, 12/01/36	1,150	1,328,584
Erie County Industrial Development Agency, RB, School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,673,339
5.25%, 5/01/32	1,000	1,153,640
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGC), 5.00%, 2/15/47	4,300	4,581,564
(AGC) (NPFGC), 5.00%, 2/15/47	550	586,014
(AGM), 5.00%, 2/15/47	4,580	4,879,898
(NPFGC), 4.50%, 2/15/47	17,525	18,120,675
(NPFGC), 5.00%, 2/15/47	3,415	3,627,311
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.48%, 3/01/39(b)	5,000	1,590,800
CAB, Yankee Stadium (AGC), 4.67%, 3/01/43(b)	4,330	1,090,900
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,800	9,051,680
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,794,660
Yankee Stadium (AGC), 6.38%, 1/01/39	1,000	1,168,880
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,250	2,341,620
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,650	9,975,205
New York City Transitional Finance Authority, RB, Future Tax Secured (NPFGC):
Series C, 5.00%, 2/01/14(c)	2,375	2,459,645
Series C, 5.00%, 2/01/33	10,020	10,332,724
Series E, 5.25%, 2/01/22	55	55,228
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured Revenue, Series A (NPFGC),
5.00%, 11/15/26	260	260,972
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,620,870
5.00%, 11/15/35	11,600	12,522,664
5.00%, 11/15/44	14,470	15,598,515
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,940,157
4 World Trade Center Project, 5.75%, 11/15/51	3,460	4,103,422
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,900	4,277,325
North Country Development Authority, Refunding RB (AGM),
6.00%, 5/15/15	400	418,144
Sales Tax Asset Receivable Corp., Refunding RB (AMBAC):
5.25%, 10/15/27	9,500	10,122,440
5.00%, 10/15/32	27,200	28,846,960
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora),
5.00%, 1/01/36	3,400	3,458,990

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A,
5.00%, 7/01/37	$675	$781,272
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC),
6.40%, 4/01/17	555	673,015

		183,770,703

Education – 16.6%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM),
4.63%, 10/01/40	2,000	2,167,600
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A,
5.13%, 9/01/40	5,725	6,353,319
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,710,147
5.00%, 7/01/35	2,675	2,808,911
Madison County New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A,
4.50%, 7/01/39	535	594,455
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series B,
4.50%, 7/01/35	3,885	4,204,735
New York City Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC),
5.25%, 1/15/18	1,275	1,279,807
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	4,750	4,949,832
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	500	521,035
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,925,412
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,410,645
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,159,750
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,447,587
Fordham University, Series A, 5.00%, 7/01/28	325	377,650
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,808,075
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,197,180
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/28	565	611,613
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/29	585	629,232
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/30	610	653,066
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	733,382
New School (AGM), 5.50%, 7/01/43	4,050	4,614,529
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,075,416
New York University, Series B, 5.00%, 7/01/34	1,000	1,156,930
New York University, Series B, 5.00%, 7/01/37	600	701,316
New York University, Series B, 5.00%, 7/01/42	3,500	4,021,080
New York University, Series C, 5.00%, 7/01/38	2,000	2,278,480
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	909,120
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,273,441
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,151,080
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	7,773,151
New York University, Series A, 5.00%, 7/01/37	4,775	5,581,306
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,467,310
Rochester Institute of Technology, 5.00%, 7/01/38	500	573,150
Rochester Institute Technology, 5.00%, 7/01/42	750	859,725
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,274,635

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Saint John’s University, Series A, 5.00%, 7/01/27	$430	$506,785
State University Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,179,900
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC),
5.50%, 8/01/22	1,255	1,260,108
Schenectady County Capital Resource Corp., Refunding RB, Union College,
5.00%, 7/01/32	1,120	1,301,283
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project,
5.38%, 9/01/41	500	574,265
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	580,220
5.25%, 7/01/36	860	976,513
Troy Industrial Development Authority, RB, Rensselaer Polytechnic Institute Project, Series E,
5.20%, 4/01/37	2,280	2,551,046

		98,184,222

Health – 9.8%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	285,045
5.50%, 4/01/34	490	555,248
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/32	830	940,017
Rochester General Hospital, Series A, 5.00%, 12/01/37	350	388,819
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	5,371,773
New York City Health & Hospital Corp., Refunding RB, Health System, Series A,
5.00%, 2/15/30	2,200	2,484,306
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,299,860
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	7,205,705
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,585,170
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14(c)	4,925	5,218,875
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	4,072,414
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,293,556
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,350,726
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	1,500	1,569,705
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,750	1,838,182
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	640	716,211
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,617,300
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,486,800
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	10,587,234
Saint Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	3,098,563

		57,965,509

Housing – 5.2%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	780	782,512
6.25%, 2/01/31	1,125	1,127,497
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	785,782
Series A-1-A, 5.45%, 11/01/46	1,335	1,389,094
Series C, 5.00%, 11/01/26	1,500	1,559,310
Series C, 5.05%, 11/01/36	2,000	2,154,960
Series H-1, 4.70%, 11/01/40	1,340	1,372,227
Series H-2-A, 5.20%, 11/01/35	840	880,606
Series H-2-A, 5.35%, 5/01/41	600	637,518

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York City Housing Development Corp., Refunding RB, Series L-2-A,
4.00%, 5/01/44	$4,665	$4,687,019
New York Mortgage Agency, RB, 49th Series,
4.00%, 10/01/43	5,500	5,573,205
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	555	555,733
Series 133, 4.95%, 10/01/21	520	539,084
Series 143, 4.85%, 10/01/27	1,100	1,146,629
Series 143, 4.90%, 10/01/37	792	819,273
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,610,716
New York State HFA, RB, St. Philips Housing, Series A, AMT (Fannie Mae),
4.65%, 11/15/38	1,500	1,544,295
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	2,445	2,595,319

		30,760,779

State – 10.6%
New York City Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,790,491
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,958,380
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,426,750
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,752,750
Series S-1, 4.00%, 7/15/42	1,385	1,447,934
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,532,700
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	6,204,071
New York State Dormitory Authority, ERB, Series C,
5.00%, 12/15/31	6,230	7,011,055
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,997,712
Mental Health Services Facilities, Series B, 5.25%, 2/15/14(c)	1,570	1,629,597
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,495,500
Series B, 5.00%, 3/15/42	1,500	1,712,100
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	550	611,782
New York State Thruway Authority, RB, Second General Highway and Bridge Trust Fund:
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,886,635
Series B, 5.00%, 4/01/27	1,500	1,718,820
New York State Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,500	1,601,055
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14(c)	5,000	5,201,300
Tobacco Settlement Financing Corp. New York, RB, Series B-1C,
5.50%, 6/01/22	1,900	1,908,417

		62,887,049

Tobacco – 0.8%
Tobacco Settlement Financing Corp. New York, RB, Series A-1 (AMBAC),
5.25%, 6/01/20	5,000	5,021,250

Transportation – 22.2%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	4,010,240
Series H, 5.00%, 11/15/25	1,000	1,202,110
Series H, 4.00%, 11/15/34	1,295	1,327,025
Transportation, Series A, 5.00%, 11/15/27	1,000	1,170,440
Transportation, Series D, 5.25%, 11/15/41	4,000	4,531,840
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,500	1,688,355
Series F, 5.00%, 11/15/30	1,580	1,829,134
Transportation, Series D, 5.25%, 11/15/29	1,000	1,155,220
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated:
5.00%, 12/15/41	6,000	6,779,220
5.25%, 12/15/43	3,500	4,019,855
New York State Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/24	1,505	1,842,556
General, Series I, 5.00%, 1/01/37	3,500	3,948,105
General, Series I, 4.13%, 1/01/42	1,850	1,925,906
General, Series I, 5.00%, 1/01/42	2,250	2,512,868
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,375,660
Series G (AGM), 4.75%, 1/01/29	7,250	7,789,762
Series G (AGM), 4.75%, 1/01/30	9,000	9,635,940

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York State Thruway Authority, Refunding RB (continued):
Series G (AGM), 5.00%, 1/01/30	$2,000	$2,157,780
Series G (AGM), 5.00%, 1/01/32	1,030	1,111,257
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC),
4.00%, 10/01/19	1,900	2,092,869
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC),
5.50%, 4/01/19	2,705	2,737,189
Port Authority of New York & New Jersey, RB:
163rd Series, 5.00%, 7/15/35	2,500	2,847,900
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,637,450
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,487,835
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,630,108
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	10,160	10,199,014
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,500	3,513,440
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT,
4.00%, 1/15/43	4,000	4,038,320
Triborough Bridge & Tunnel Authority, RB(c):
Sub-Series A (NPFGC), 5.25%, 11/15/13	6,000	6,160,800
Subordinate Bonds (AMBAC), 5.00%, 11/15/13	1,965	2,015,540
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/38	1,000	1,168,490
General, Series B, 5.00%, 11/15/31	495	587,907
General, Series B, 4.00%, 11/15/32	500	542,510
Series C, 5.00%, 11/15/38	2,000	2,302,200
Series E (NPFGC), 5.25%, 11/15/23	630	632,615
Series E (NPFGC), 5.00%, 11/15/32	8,115	8,142,997
Sub-Series A, 5.00%, 11/15/29	875	1,042,484
Sub-Series A, 3.13%, 11/15/31	500	496,025
Sub-Series A, 5.00%, 11/15/28	2,500	2,973,700

		131,262,666

Utilities – 9.7%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC),
6.00%, 7/01/13	1,175	1,185,211
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	3,775	4,214,712
Series A (AMBAC), 5.00%, 9/01/29	7,000	7,345,030
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,779,930
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,376,120
Series A (AGC), 5.75%, 4/01/39	1,015	1,206,033
New York City Municipal Water Finance Authority, RB, Series B,
5.00%, 6/15/36	2,000	2,210,780
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,169,080
Second General Resolution, Series FF, 5.00%, 6/15/31	1,500	1,740,630
Series D (AGM), 5.00%, 6/15/37	9,000	9,705,330
Series DD, 5.00%, 6/15/32	6,750	7,701,412
Series DD (AGM), 4.50%, 6/15/39	1,000	1,062,070
Series FF, 4.00%, 6/15/45	1,975	2,034,369
Series FF, 5.00%, 6/15/45	2,100	2,377,473
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water:
5.00%, 6/15/36	2,100	2,465,253
Series B, 5.00%, 6/15/33	1,040	1,187,129
New York State Power Authority, Refunding RB, Series A,
5.00%, 11/15/38	4,920	5,692,686

		57,453,248

Total Municipal Bonds in New York		643,751,563

Guam – 1.0%
Transportation – 0.7%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,247,997

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	April 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
Transportation (concluded)
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC) (concluded):
5.25%, 10/01/22	$2,050	$2,057,318

		4,305,315

Utilities – 0.3%
Guam Power Authority, RB, Series A (AGM),
5.00%, 10/01/37	1,380	1,485,225

Total Municipal Bonds in Guam		5,790,540

Puerto Rico – 10.4%
Housing – 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	3,500	3,735,235

State – 6.5%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	2,000	2,140,260
Sub-Series C-7, 6.00%, 7/01/27	1,400	1,478,624
Sub-Series C-7, 6.00%, 7/01/28	4,775	5,020,817
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.44%, 7/01/35	3,900	956,319
(AMBAC), 6.63%, 7/01/43	8,000	1,119,680
(NPFGC), 6.17%, 7/01/31	22,030	7,302,504
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Series M-3 (NPFGC),
6.00%, 7/01/28	2,850	2,974,232
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	2,000	2,061,540
5.75%, 8/01/37	7,150	7,672,093
(AGM), 5.00%, 8/01/40	2,100	2,202,795
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41(b)	12,800	2,660,736
CAB, Series A (NPFGC), 5.67%, 8/01/43(b)	4,000	737,360
Senior Series C, 5.25%, 8/01/40	2,035	2,204,739

		38,531,699

Transportation – 2.7%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM),
6.25%, 7/01/21	6,275	7,547,633
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA-1, 4.95%, 7/01/26	3,000	3,232,140
Series CC, 5.50%, 7/01/29	2,050	2,298,665
Series CC, 5.50%, 7/01/31	2,500	2,765,075

		15,843,513

Utilities – 0.6%
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC),
5.00%, 7/01/24	1,000	1,006,570
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	2,245	2,275,330

		3,281,900

Total Municipal Bonds in Puerto Rico		61,392,347

Total Municipal Bonds – 120.1%		710,934,450

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)
New York – 37.1%
County/City/Special District/School District – 11.3%
City of New York, New York, GO:
Series J, 5.00%, 5/15/23	6,750	7,071,030
Sub-Series C-3 (AGC), 5.75%, 8/15/28(e)	14,400	17,683,632
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1,
5.00%, 11/01/38	4,125	4,736,779
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC),
5.00%, 11/15/35	20,000	21,590,800
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,198,120
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	2,490	2,586,114
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,154,352
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A,
5.25%, 7/01/29	6,000	6,904,380

		66,925,207

Education – 5.2%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	7,850	9,440,096
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/35	5,198	5,982,369

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	$6,498	$7,403,208
(AMBAC), 5.00%, 7/01/37	5,707	6,386,626
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/42	1,480	1,706,706

		30,919,005

Housing – 0.7%
New York State Mortgage Agency, Refunding RB, 48th Series,
3.70%, 10/01/38	4,280	4,331,274

State – 1.2%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM),
5.40%, 2/15/33	6,297	7,176,170

Transportation – 14.6%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	9,739	11,562,797
Metropolitan Transportation Authority, RB, Series A (NPFGC),
5.00%, 11/15/31	3,901	4,365,344
New York Liberty Development Corp., RB, World Trade Center, 1 World Trade Center Project,
5.25%, 12/15/43	18,000	20,673,078
New York State Thruway Authority, Refunding RB:
Series A, 5.00%, 3/15/31	3,940	4,599,005
Series G (AGM), 5.00%, 1/01/32	16,000	17,262,240
Series H (AGM), 5.00%, 1/01/37	10,000	11,240,500
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 169th Series, 5.00%, 10/15/26	6,000	7,079,100
Consolidated, 169th Series, 5.00%, 10/15/25	7,990	9,523,444

		86,305,508

Utilities – 4.1%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	4,094	4,850,358
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series B, 5.00%, 6/15/44	3,991	4,496,825
Second General Resolution, Series HH, 5.00%, 6/15/32	9,900	11,457,072
Series FF-2, 5.50%, 6/15/40	2,759	3,256,642

		24,060,897

Total Municipal Bonds in New York		219,718,061

Puerto Rico – 1.5%
State – 1.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.00%, 8/01/40	8,000	8,528,160

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 38.6%		228,246,221

Total Long-Term Investments (Cost – $869,704,569) – 158.7%		939,180,671

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%(f)(g)	3,748,061	3,748,061

Total Short-Term Securities (Cost – $3,748,061) – 0.6%		3,748,061

Total Investments (Cost - $873,452,630*) – 159.3%		942,928,732
Other Assets Less Liabilities – 1.7%		10,265,634
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.2)%		(113,545,583)
VRDP Shares, at Liquidation Value – (41.8)%		(247,700,000)

Net Assets Applicable to Common Shares – 100.0%		$591,948,783

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$761,191,472

Gross unrealized appreciation	$73,439,227
Gross unrealized depreciation	(5,186,928)

Net unrealized appreciation	$68,252,299

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on 2/15/17, is $7,625,500.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF New York Municipal Money Fund	10,257,884	(6,509,823)	3,748,061	$140

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	BARB	Building Aid Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	BOCES	Board of Cooperative Educational Services
	CAB	Capital Appreciation Bonds
	ERB	Education Revenue Bonds
	Fannie Mae	Federal National Mortgage Association
	FHA	Federal Housing Administration
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	IDRB	Industrial Development Revenue Bonds
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	PILOT	Payment in Lieu of Taxes
	RB	Revenue Bonds
	SONYMA	State of New York Mortgage Agency
	Syncora	Syncora Guarantee

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(71)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$9,468,516	$(3,421)
(111)	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2013	16,469,625	(555,164)

Total					$(558,585)

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$939,180,671	–	$939,180,671
Short-Term Securities	$3,748,061	–	–	3,748,061

Total	$3,748,061	$939,180,671	–	$942,928,732

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(558,585)	–	–	$(558,585)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$426,000	–	–	$426,000
Liabilities:
TOB trust certificates	–	$(113,484,961)	–	(113,484,961)
VRDP shares	–	(247,700,000)	–	(247,700,000)

Total	$426,000	$(361,184,961)	–	$(360,758,961)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2013